Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 139,023	$ 31,441	$ 26,381
Restricted cash	5,000	5,000	5,000
Accounts receivable, net	61,192	34,096	27,554
Inventories	1,102
Prepaid expenses and other current assets	4,914	4,181	3,675
Total current assets	211,231	74,718	62,610
Property and equipment, net	28,936	28,181	26,742
Software development costs, net	43,620	37,013	27,003
Goodwill	213,357	207,113	203,010
Intangible assets, net	32,429	41,208	60,255
Deposits and other assets	2,040	2,315	2,251
Total assets	531,613	390,548	381,871
Liabilities, preferred stock and stockholders' equity (deficit)
Accounts payable	4,503	5,372	3,432
Registration fees payable	76,172	40,667	30,158
Accrued expenses	36,103	32,172	27,632
Deferred revenue	52,672	34,013	25,031
Current portion of debt		16,866	12,996
Capital lease obligations, current portion	2,906	1,983	1,906
Other current liabilities	2,576	1,630	131
Total current liabilities	174,932	132,703	101,286
Debt, net of current portion		27,537	35,731
Capital lease obligations, net of current portion	649	1,663	3,638
Other long-term liabilities	5,644	4,353	2,033
Deferred tax liability	19,556	17,960	16,318
Total liabilities	200,781	184,216	159,006
Commitments and contingencies (Note 12)
Convertible preferred stock		21,187	21,187
Redeemable convertible preferred stock		371,126	343,021
Total preferred stock		392,313	364,208
Stockholders' equity (deficit):
Preferred stock, $0.001 par value-authorized, 100,000 and 0 shares; no shares issued and outstanding
Common stock	55	9	7
Treasury stock	(11,959)	(11,959)	(11,959)
Additional paid-in capital	602,194	65,224	56,706
Accumulated other comprehensive income	7,318	8,866	6,595
Accumulated deficit	(266,776)	(248,121)	(192,692)
Total stockholders' equity (deficit)	330,832	(185,981)	(141,343)
Total liabilities, preferred stock and stockholders' equity (deficit)	$ 531,613	$ 390,548	$ 381,871